Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Loss from continuing operations									$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests										13	5
Loss from continuing operations and gain attributable to noncontrolling interests									4,192	4,665	3,894
Loss from continuing operations attributable to common stockholders									(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities									(443)	(480)	(436)
Numerator for adjusted loss from continuing operations attributable to common stockholders									(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders									5,755	(4,487)	5,341
Adjusted net loss attributable to common stockholders									$ (25,693)	$ (38,310)	$ (19,021)
Basic & Diluted	245,939,000	245,805,000	245,413,000	233,288,000	218,723,000	211,634,000	210,841,000	208,350,000	242,591,000	212,412,000	192,900,000
Loss from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	$ 0.02	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ 0.00	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.18)	$ (0.10)
Anti-dilutive securities									5,700,000	5,500,000	4,100,000